Leases - Summary of Changes in Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 134,847	$ 359,543
Acquisition	298,077	24,525
Depreciation	(244,122)	(223,981)
Change in contract	0	6,612
Contract termination	(1,589)	(6,425)
Loss from translating foreign operations	(2,915)	(25,427)
Ending Balance	184,298	134,847
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	104,083	304,063
Acquisition	276,290	24,525
Depreciation	(217,724)	(202,977)
Change in contract	0	6,612
Contract termination	(1,589)	(6,425)
Loss from translating foreign operations	(2,098)	(21,715)
Ending Balance	158,962	104,083
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	30,764	55,480
Acquisition	21,787	0
Depreciation	(26,398)	(21,004)
Change in contract	0	0
Contract termination	0	0
Loss from translating foreign operations	(817)	(3,712)
Ending Balance	$ 25,336	$ 30,764